Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventories at December 31, 2014 and 2013 consist of the following (in thousands):

	December 31, 2014
	Titled Inventory	Supply and Exchange Agreements	Total
Crude oil and feedstocks	$—	$62,594	$62,594
Refined products and blend stock	47,922	118,375	166,297
Warehouse stock and other	14,962	—	14,962
Total	$62,884	$180,969	$243,853

	December 31, 2013
	Titled Inventory	Supply and Exchange Agreements	Total
Crude oil and feedstocks	$—	$137,706	$137,706
Refined products and blend stock	67,532	161,554	229,086
Warehouse stock and other	13,831	—	13,831
Total	$81,363	$299,260	$380,623